Paul Bork

Boston Office

(617) 832-1113

pbork@foleyhoag.com

June 7, 2013

VIA EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549

Re:	Alere Inc.
Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Alere Inc. (“Alere”) and pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, we are transmitting herewith Alere’s preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”). Alere is filing the Preliminary Proxy Statement solely because of a proposed director election contest.

Please be advised that Alere hereby confirms its understanding that all written soliciting materials, including any scripts to be used in soliciting proxies over the telephone, electronic mail correspondence and information posted on the Internet, must be filed under the cover of Schedule 14A on the date of first use.

Please do not hesitate to contact me at the telephone number or e-mail address listed above or my partner John Hancock at (617) 832-1201 or via e-mail at jhancock@foleyhoag.com with any questions. Thank you for your assistance.

Very truly yours,

/s/ Paul Bork

Paul Bork

PB/

cc:	Ellen V. Chiniara, Esq.

John D. Patterson, Jr., Esq.

Seaport World Trade Center West / 155 Seaport Blvd. / Boston, MA 02210-2600 / TEL: 617.832.1000 / FAX: 617.832.7000
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